Inventories	12 Months Ended
Dec. 31, 2010
Inventories [Abstract]
INVENTORIES

5.	INVENTORIES

Inventories consist of the following:

	At December 31,
	2009	2010

Raw materials	$57.1	$220.9
Work-in-process	4.3	8.0
Finished goods	218.7	329.3

	$280.1	$558.2

The Company recorded lower of cost or market provisions for inventories of $50.0 million, $59.1 million, and $28.9 million during the years ended December 31, 2008, 2009 and 2010, respectively. A total amount of $7.0 million, $5.8 million and $0.1 million was charged as provision for purchase commitments during the year ended December 31, 2008, 2009 and 2010, respectively, which was recorded in other current liabilities.